Mineral property interests	3 Months Ended
Mar. 31, 2018
Mineral Property Interests [Abstract]
Mineral Property Interests [Text Block]
7	Mineral property interests

a)	Cañariaco Project Royalty, Peru

The Company entered into an agreement with Candente Copper Corp. (TSX:DNT) ("Candente") to acquire a 0.5% net smelter returns (“NSR”) royalty on Candente's 100% owned Cañariaco project in Peru for a purchase price of $500,000.

The Cañariaco project includes the Cañariaco Norte copper-gold-silver porphyry deposit, as well as the adjacent Cañariaco Sur and Quebrada Verde copper porphyry prospects, located within the western Cordillera of the Peruvian Andes in the Department of Lambayeque, Northern Peru.

The book value on March 31, 2018 was $0.5 million (December 31, 2017 - $0.5 million)

b)	Other Properties

The Company also has interests in other properties in Mongolia (Shivee West Property ) and Australia (Blue Rose joint venture). During fiscal 2014, the Company recorded an impairment against the property in Australia and, as a result, there was $nil recognized as an asset on the balance sheet.